UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 31, 2019

CRESS 2008-1, Ltd.

(Exact name of securitizer as specified in its charter)

025-01326	0001568975
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lawrence S. Block

(212) 705-5090

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to SEC Rule 15Ga-1(c)(3), the reporting obligations of CRESS 2008-1, Ltd. (the “Securitizer”) terminated. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the Securitizer occurred on September 21, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Karen Perkins
Name: Karen Perkins Title: Director

Date: January 31, 2019